Summary of Significant Accounting Policies - Summary of Applicable Exchange Rates Used to Translate Financial Statements (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of voluntary change in accounting policy [abstract]
Average exchange rate for the period	0.8829	0.8149	0.8902